Concentration and Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration and Risk
Cash and cash equivalents and restricted cash	¥ 182,745	$ 26,498		¥ 516,238	$ 74,847	¥ 936,030	¥ 1,333,872
PRC
Concentration and Risk
Cash, PRC insured	500,000
Hong Kong
Concentration and Risk
Cash, PRC insured | $			$ 500,000
RMB | PRC
Concentration and Risk
Cash and cash equivalents and restricted cash	114,589			264,964
U. S. Dollar | PRC
Concentration and Risk
Cash and cash equivalents and restricted cash	10,401			69,762
U. S. Dollar | Hong Kong
Concentration and Risk
Cash and cash equivalents and restricted cash	57,421			181,263
Hong Kong dollar | Hong Kong
Concentration and Risk
Cash and cash equivalents and restricted cash	¥ 334			¥ 249